Form 5500, Schedule H, Line 4(i) (Details) - EBP 031	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	34-1538688
Plan number	031
Shares (in shares) | shares	16,057
Participant Loan Receivables	$ 7,394,493
Total	$ 882,669,112
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	9.50%
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	3.25%
Investment, Identifier [Axis]: Mettler-Toledo Inc. | Mettler-Toledo Stock Fund - 16,057 shares
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	$ 22,386,167
Investment, Identifier [Axis]: SSG | S&P 500 Index Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	128,320,280
Investment, Identifier [Axis]: SSG | Small-Mid-Cap Index Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	42,126,336
Investment, Identifier [Axis]: SSG | Total International Stock Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	13,996,006
Investment, Identifier [Axis]: SSG | U.S. Bond Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	22,207,825
Investment, Identifier [Axis]: Vanguard | International Growth Fund Adm.
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	17,101,514
Investment, Identifier [Axis]: Vanguard | International Value Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	7,570,340
Investment, Identifier [Axis]: Vanguard | Participant Self-Directed Brokerage Account
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	11,861,179
Investment, Identifier [Axis]: Vanguard | Retirement Savings Trust III
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	58,825,319
Investment, Identifier [Axis]: Vanguard | Target Retirement 2020 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	27,010,306
Investment, Identifier [Axis]: Vanguard | Target Retirement 2025 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	57,794,309
Investment, Identifier [Axis]: Vanguard | Target Retirement 2030 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	73,144,224
Investment, Identifier [Axis]: Vanguard | Target Retirement 2035 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	72,464,292
Investment, Identifier [Axis]: Vanguard | Target Retirement 2040 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	61,787,165
Investment, Identifier [Axis]: Vanguard | Target Retirement 2045 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	51,321,739
Investment, Identifier [Axis]: Vanguard | Target Retirement 2050 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	41,963,542
Investment, Identifier [Axis]: Vanguard | Target Retirement 2055 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	28,455,697
Investment, Identifier [Axis]: Vanguard | Target Retirement 2060 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	16,190,438
Investment, Identifier [Axis]: Vanguard | Target Retirement 2065 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	6,434,902
Investment, Identifier [Axis]: Vanguard | Target Retirement 2070 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	844,734
Investment, Identifier [Axis]: Vanguard | Target Retirement Income Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	14,553,930
Investment, Identifier [Axis]: Vanguard | Treasury MM
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	460,041
Investment, Identifier [Axis]: Vanguard | U.S. Growth Adm
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	60,265,142
Investment, Identifier [Axis]: Vanguard | U.S. Income Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	8,980,227
Investment, Identifier [Axis]: Vanguard | Windsor II Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Fair Value	$ 29,208,965